Other Comprehensive Income (Loss) (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative expenses	¥ 1,058,536	¥ 993,009	¥ 1,137,110
Other, net	(19,203)	(17,664)	(16,585)
Net Sales	3,513,357	3,160,243	3,593,299
Income taxes	71,866	34,337	56,146
Consolidated net income	(230,840)	(95,943)	(139,347)
Net income attributable to noncontrolling interests	16,122	12,625	14,383
Net income attributable to Canon Inc.	(214,718)	(83,318)	(124,964)
Total amount reclassified, net of tax and noncontrolling interests	6,877	9,746	7,550
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative expenses	(759)
Other, net			(154)
Income taxes	235
Consolidated net income	(524)		(154)
Net income attributable to Canon Inc.	(524)		(154)
Reclassification out of Accumulated Other Comprehensive Income | Gains and losses on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales	3,285	3,034	661
Income taxes	(959)	(775)	(2)
Consolidated net income	2,326	2,259	659
Net income attributable to noncontrolling interests	10	(73)	(9)
Net income attributable to Canon Inc.	2,336	2,186	650
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	7,519	10,082	9,953
Income taxes	(1,625)	(2,484)	(2,523)
Consolidated net income	5,894	7,598	7,430
Net income attributable to noncontrolling interests	(829)	(38)	(376)
Net income attributable to Canon Inc.	¥ 5,065	¥ 7,560	¥ 7,054